Note 3 - Significant Accounting Policies and Future Accounting Changes	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]

3.     Significant accounting policies and future accounting changes:

The accounting policies applied by the Bank in these interim Consolidated Financial Statements are the same as those applied by the Bank as at and for the year ended October 31, 2021 and are detailed in note 3 of the Bank’s 2021 audited Consolidated Financial Statements. During the current year the Bank updated or incorporated the following significant accounting policies:

Segment reporting:

Effective the quarter ended January 31, 2022, the Bank is presenting segmented information in its Consolidated Financial Statements in accordance with IFRS 8 Segment Reporting. The Bank’s management has established two reportable operating segments, those being Digital Banking and DRTC. Details of the Bank’s segment reporting are set out in note 17.